Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Retail Class
Account Value [Line Items]
Account Value	$ 27,373	$ 20,521	$ 17,897	$ 22,915	$ 16,833	$ 13,466	$ 11,353	$ 10,314
Institutional Class
Account Value [Line Items]
Account Value	375,370	280,767	244,286	311,931	228,521	182,416	153,363	139,022	$ 109,254	$ 111,760	$ 100,000
Retail Class
Account Value [Line Items]
Account Value	25,943	21,229	20,949	29,316	19,308	16,246	13,583	13,467	10,957	10,574	10,000
Institutional Class
Account Value [Line Items]
Account Value	266,098	217,118	213,759	298,440	196,017	164,508	137,255	135,741	110,091	106,007	100,000
Retail Class
Account Value [Line Items]
Account Value	31,413	23,778	24,208	30,316	17,472	15,393	14,097	12,308	9,518	10,214	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 322,393	243,440	247,199	308,795	177,510	156,012	142,589	124,162	95,784	102,480	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 25,728	18,641	16,925	19,821	13,869	12,641	11,057	10,301
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 32,269	22,446	18,870	25,025	17,475	13,523	11,548	10,431
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 339,505	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200	100,000
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 448,119	311,699	262,041	347,518	242,666	187,795	160,368	144,851	111,672	109,180	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell Midcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 339,505	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200	100,000
Russell Midcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Account Value	$ 288,800	208,264	201,514	283,582	203,392	167,903	141,177	133,011	105,359	104,936	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 339,505	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200	100,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 218,896	$ 160,374	$ 173,618	$ 234,690	$ 169,508	$ 149,521	$ 140,526	$ 134,949	$ 103,018	$ 103,524	$ 100,000